FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability | $	$ 11,300,000		$ 11,390,000	$ 4,959,000
SAFEs | $	11,817,000		10,449,000	5,714,000
Derivative liability | $	28,171,000		26,170,000	11,293,000
Credit losses on investments | $	$ 0	$ 0	$ 0	$ 0
Equity volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability, measurement input	0.69		0.68	0.47
SAFEs, measurement input	0.75		0.56	0.42
Derivative liability, measurement input			0.56
Equity volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.62		0.56	0.42
Equity volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.75		0.71	0.46
Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SAFEs, measurement input	0.14		0.1315	0.0352
Derivative liability, measurement input			0.0769	0.1746
Discount rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.08		0.0769
Discount rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.23		0.2163
Expected term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability, measurement input	0.17		0.25	2
SAFEs, measurement input	0.17		0.25	2
Fair value of underlying equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option liability, measurement input | $ / shares	34.05		34.05	15.21
Derivative liability, measurement input | $ / shares			34.05	15.21
Fair value of underlying equity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $ / shares	27.28		27.28
Fair value of underlying equity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | $ / shares	40.87		40.87